Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 15,333	$ 125,199
Prepaid expenses and other current assets	49,515	48,226
Amounts due from related parties	20,829	188
Total current assets	156,762	468,005
Long-term investments	22,341	34,742
TOTAL ASSETS	437,193	1,194,164
Current liabilities:
Accrued expenses and other current liabilities	33,055	31,877
Amounts due to related party	55	7,059
Total current liabilities	127,514	370,547
Long-term liabilities	35,000	47,665
TOTAL LIABILITIES	256,255	485,418
Equity:
Additional paid-in capital	709,137	1,303,117
Accumulated deficit	(563,737)	(653,173)
Accumulated other comprehensive income	(5,689)	17,116	$ 6,883	$ 37,124
Total Renren Inc. shareholders' equity	147,465	674,804
TOTAL LIABILITIES AND EQUITY	437,193	1,194,164
Class A ordinary shares [Member]
Equity:
Ordinary shares	737	727
Class B ordinary shares [Member]
Equity:
Ordinary shares	305	305
Parent Company [Member]
Current assets:
Cash and cash equivalents	749	97,697
Prepaid expenses and other current assets	908	5,179
Amounts due from subsidiaries	493,231	1,144,420
Amounts due from related parties	93,880	0
Total current assets	588,768	1,247,296
Long-term investments	417	209,605
TOTAL ASSETS	589,185	1,456,901
Current liabilities:
Long-term debt - current	0	52,604
Accrued expenses and other current liabilities	3,583	15,508
Amounts due to related party	27	0
Total current liabilities	3,610	68,112
Long-term liabilities	35,000	20,000
Other non-current liabilities	0	6,356
Deficit of investment in subsidiaries	403,110	687,629
TOTAL LIABILITIES	441,720	782,097
Equity:
Additional paid-in capital	709,137	1,303,117
Accumulated deficit	(557,025)	(646,461)
Accumulated other comprehensive income	(5,689)	17,116
Total Renren Inc. shareholders' equity	147,465	674,804
TOTAL LIABILITIES AND EQUITY	589,185	1,456,901
Parent Company [Member] | Class A ordinary shares [Member]
Equity:
Ordinary shares	737	727
Parent Company [Member] | Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305